Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued licensing milestones fees	$ 6,700
Accrued research and development expenses	1,759	616	1,558
Accrued payroll and related expenses	741	49	74
Accrued professional fees	542	196	62
Accrued interest	51
Accrued other	92	39	5
Accrued expenses	$ 9,885	$ 900	$ 1,699